Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Short-Term Borrowings Table [Abstract]
Schedule of short-term borrowings
	Annual Interest Rate	Maturity (Months)	Principal	June 30, 2022	December 31, 2021
			US$	US$	US$
Short-term borrowings:
ZHONGYUAN BANK CO., LTD (1)	5.60%	January, 2022	1,568,455	-	1,568,455
Total				-	1,568,455

(1)	On July 29, 2021, the Company entered into a factoring agreement (see Note 3) with Zhongyuan Bank for 160 days and maturity date is January 9, 2022, $1,568,455 (RMB10,000,000) accounts receivable factoring to the bank and received accordingly amount of cash. In January 2022, the Company has repaid $1,568,455 (RMB10,000,000) to Zhongyuan Bank.